DEBT (Details Narrative)																												12 Months Ended
	Jul. 14, 2025	Jun. 13, 2025 USD ($)	Mar. 28, 2025	Mar. 18, 2025 USD ($)	Jan. 24, 2025 USD ($)	Aug. 12, 2024 USD ($)	Aug. 02, 2024 USD ($)	Aug. 02, 2024 CNY (¥)	Jul. 17, 2024 CNY (¥)	Mar. 23, 2024 USD ($)	Mar. 19, 2024 USD ($)	Mar. 15, 2024 USD ($)	Mar. 01, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 23, 2024 USD ($)	Jan. 01, 2024	Dec. 18, 2023 USD ($)	Dec. 14, 2023 USD ($)	Sep. 15, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 22, 2023 USD ($)	May 30, 2023 USD ($)	Jan. 12, 2023 USD ($)	Mar. 14, 2022 USD ($)	Feb. 10, 2022 USD ($)	Jun. 20, 2021 USD ($)	Jun. 26, 2017 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 24, 2025 USD ($)	Sep. 24, 2025 CNY (¥)	Aug. 18, 2025 USD ($)	Aug. 18, 2025 CNY (¥)	Aug. 15, 2025 USD ($)	Aug. 15, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Jun. 26, 2025 CNY (¥)	Jun. 13, 2025 CNY (¥)	May 26, 2025 USD ($)	May 26, 2025 CNY (¥)	Mar. 18, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 27, 2025 USD ($)	Feb. 27, 2025 CNY (¥)	Feb. 21, 2025 USD ($)	Feb. 21, 2025 CNY (¥)	Jan. 26, 2025 USD ($)	Jan. 26, 2025 CNY (¥)	Jan. 24, 2025 CNY (¥)	Nov. 19, 2024 USD ($)	Nov. 19, 2024 CNY (¥)	Aug. 12, 2024 CNY (¥)	Aug. 02, 2024 CNY (¥)	Mar. 23, 2024 CNY (¥)	Mar. 19, 2024 CNY (¥)	Mar. 15, 2024 CNY (¥)	Mar. 14, 2024 CNY (¥)	Mar. 01, 2024 CNY (¥)	Feb. 07, 2024 USD ($)	Feb. 07, 2024 CNY (¥)	Feb. 01, 2024 CNY (¥)	Jan. 23, 2024 CNY (¥)	Dec. 18, 2023 CNY (¥)	Dec. 14, 2023 CNY (¥)	Sep. 15, 2023 CNY (¥)	Aug. 23, 2023 CNY (¥)	Aug. 22, 2023 CNY (¥)	May 30, 2023 CNY (¥)	May 11, 2023 USD ($)	Jan. 12, 2023 CNY (¥)	Mar. 14, 2022 CNY (¥)	Feb. 10, 2022 CNY (¥)	Jun. 20, 2021 CNY (¥)	Jun. 26, 2017 CNY (¥)
Line of Credit Facility [Line Items]
Short-term loans																												$ 10,248,225	$ 5,719,493
Consideration amount																												447,059	442,848
Outstanding loan balance																												1,924,428	1,431,826
Interest expense																												366,180	$ 303,325	$ 238,224
Tianjin YHX [Member]
Line of Credit Facility [Line Items]
Non-controlling interests rate																													49.00%											51.00%
Consideration amount																													$ (20,158)											¥ 1
Beijing Bank [Member]
Line of Credit Facility [Line Items]
% of Ownership									100.00%
Zheshang Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans																																										$ 840,000	¥ 6,000,000
Interest rate																																										3.60%	3.60%
Changan Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans					$ 840,000																																																¥ 6,000,000
Interest rate					3.40%																																																3.40%
Spd Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans																												3,600,000			¥ 25,700,000	$ 900,000	¥ 6,500,000	$ 1,100,000	¥ 7,700,000			$ 280,000	¥ 2,000,000										$ 1,300,000	¥ 9,500,000
Line of credit																																																															$ 1,400,000	¥ 10,000,000.0
Line of credit facility maximum borrowing capacity																																																															$ 1,400,000	¥ 10,000,000.0
Line of credit interest rate																																2.84%	2.84%	3.30%	3.30%			3.30%	3.30%										3.37%	3.37%													4.10%	4.10%
Huaxia Bank [Member]
Line of Credit Facility [Line Items]
Debt maturity date																						May 30, 2026
Interest rate																						5.00%																																																		5.00%
Line of credit facility maximum borrowing capacity																						$ 274,123																																																		¥ 2,000,000
Outstanding loan balance																												224,751			1,600,000
Outstanding loan balance																												575,924			4,100,000
Huaxia Bank [Member]
Line of Credit Facility [Line Items]
Debt maturity date													Mar. 01, 2026
Interest rate													4.50%																																																	4.50%
Line of credit facility maximum borrowing capacity													$ 712,494																																																	¥ 5,000,000.0
Ningxia Bank [Member]
Line of Credit Facility [Line Items]
Debt maturity date		Jun. 11, 2027
Interest rate		4.00%																																							4.00%
Line of credit facility maximum borrowing capacity		$ 980,000																																							¥ 7,000,000
Loan Agreement [Member]
Line of Credit Facility [Line Items]
Debt maturity date																Jan. 31, 2025
Interest rate																5.23%
Loan Agreement [Member] | Beijing Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans									¥ 6,000,000.0																																																																$ 800,000
Debt instrument, maturity date description	loan had been extended for one year on July 14, 2025
Debt maturity date	Jul. 09, 2026								Jul. 16, 2025
Interest rate	3.75%																																																																								4.30%
Loan Agreement [Member] | Agricultural Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans										$ 1,100,000																																																¥ 8,000,000.0
Debt instrument, maturity date description			loan had been extended for one year on March 28, 2025
Debt maturity date			Mar. 27, 2026							Mar. 22, 2025
Interest rate			3.10%							3.70%																																																3.70%
Loan Agreement [Member] | China Bohai Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans															$ 500,000																																																			¥ 4,000,000.0
Debt instrument, maturity date description					loan had been extended for one year on January 24, 2025
Debt maturity date					Jan. 23, 2026										Jan. 21, 2025
Interest rate					3.50%										3.90%																																						3.50%													3.90%
Loan Agreement [Member] | Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans							$ 500,000																																																		¥ 4,000,000.0
Debt instrument, maturity date description							maturity date is September 30, 2026	maturity date is September 30, 2026
Debt maturity date							Aug. 01, 2025	Aug. 01, 2025
Interest rate							4.10%																																																		4.10%
Borrowed amount							$ 400,000	¥ 3,000,000.0
Interest rate percentage							3.00%	3.00%
Loan Agreement [Member] | Postal Savings Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans														$ 400,000																															$ 28,000	¥ 200,000	$ 253,000	¥ 1,800,000																	¥ 3,100,000
Debt maturity date														Jan. 31, 2025
Interest rate														4.10%																															4.50%	4.50%	3.90%	3.90%																	4.10%
Outstanding loan balance																												280,938			2,000,000
Loan Agreement [Member] | Qinnong Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans						$ 500,000																														$ 500,000	¥ 3,500,000														$ 500,000	¥ 3,500,000				¥ 3,500,000
Debt maturity date						Jul. 11, 2025
Interest rate						4.00%																														4.00%	4.00%														4.00%	4.00%				4.00%
Outstanding loan balance																												$ 983,284			¥ 7,000,000
Loan Agreement [Member] | Bank of Communication [Member]
Line of Credit Facility [Line Items]
Short-term loans												$ 42,465																																																¥ 300,000
Debt maturity date												Mar. 15, 2025
Interest rate												3.65%																																																3.65%	3.65%
Debt principal amount												$ 41,860																																																	¥ 298,000
Loan Agreement [Member] | Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Line of Credit Facility [Line Items]
Debt maturity date																											Jun. 25, 2020
Interest rate																											3.80%																																																			3.80%
Outstanding loan balance																											$ 1,200,000																																																			¥ 8,000,000.0
Debt Instrument, Description																												The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 31, 2023.
Loan Agreement [Member] | We Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Debt maturity date																	Dec. 20, 2025		Sep. 20, 2025	Aug. 20, 2025			Jan. 20, 2025	Mar. 20, 2024	Feb. 12, 2024	Jun. 20, 2023
Interest rate																	16.02%		14.76%	14.76%					8.10%																																										16.02%		14.76%	14.76%						8.10%
Outstanding loan balance																	$ 120,803		$ 3,701	$ 68,531					$ 212,808																																										¥ 860,000		¥ 27,000	¥ 500,000						¥ 1,510,000
Loan Agreement [Member] | China Construction Bank Three [Member]
Line of Credit Facility [Line Items]
Short-term loans																		$ 36,639																																				$ 36,000	¥ 257,117													¥ 257,117
Debt instrument, maturity date description																		as working capital for one year, with maturity date on
Debt maturity date																		Dec. 14, 2024
Interest rate																		3.95%																																				3.85%	3.85%													3.95%
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans				$ 702,346							$ 137,061																																	¥ 5,000,000.0															¥ 1,000,000.0
Debt instrument, maturity date description				as working capital for one year, with maturity date on March 14, 2026							as working capital for one year, with maturity date on March 18, 2025
Interest rate				3.25%							3.35%																																	3.25%															3.35%
Loan Agreement [Member] | We Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Interest rate																							13.77%	15.39%		14.40%																																																13.77%	15.39%		14.40%
Outstanding loan balance																							$ 20,559	$ 12,652		$ 96,005																																																¥ 150,000	¥ 90,000		¥ 620,000
Working Capital Loan [Member] | Qishang Bank [Member]
Line of Credit Facility [Line Items]
Debt maturity date																					Aug. 08, 2026
Interest rate																					5.10%																																																		5.10%
Outstanding loan balance																					$ 411,184																																																		¥ 3,000,000.0